Form N-1A Cover	Aug. 01, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	INVESCO EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001209466
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 01, 2024
Prospectus Date	Aug. 28, 2023